Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 43.3%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	774,432	$7,503,958
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	536,228	5,029,622
Janus Henderson Asia Equity Fund - Class N Shares*	198,500	1,851,694
Janus Henderson Contrarian Fund - Class N Shares	119,163	2,962,532
Janus Henderson Emerging Markets Fund - Class N Shares*	492,160	4,173,232
Janus Henderson Enterprise Fund - Class N Shares	23,076	3,027,074
Janus Henderson European Focus Fund - Class N Shares	60,155	2,367,672
Janus Henderson Forty Fund - Class N Shares	70,316	3,285,804
Janus Henderson Global Equity Income Fund - Class N Shares	654,662	3,751,131
Janus Henderson Global Real Estate Fund - Class N Shares	173,742	1,825,974
Janus Henderson Global Research Fund - Class N Shares	26,114	2,326,219
Janus Henderson Global Select Fund - Class N Shares	165,656	2,740,367
Janus Henderson Growth and Income Fund - Class N Shares	68,468	4,569,489
Janus Henderson Overseas Fund - Class N Shares	123,724	5,016,589
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	228,016	2,938,996
Janus Henderson Triton Fund - Class N Shares	82,300	2,132,365
Janus Henderson U.S. Dividend Income Fund - Class N Shares	301,625	2,983,056
		58,485,774
Exchange-Traded Funds (ETFs) – 3.2%
Janus Henderson AAA CLO	86,488	4,352,941
Fixed Income Funds – 52.5%
Janus Henderson Flexible Bond Fund - Class N Shares	1,836,177	16,341,508
Janus Henderson Global Bond Fund - Class N Shares	6,677,194	48,875,227
Janus Henderson High-Yield Fund - Class N Shares	231,430	1,594,539
Janus Henderson Multi-Sector Income Fund - Class N Shares	229,415	1,899,546
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	784,535	2,180,991
		70,891,811
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	1,281,993	1,282,378
Total Investments (total cost $146,465,619) – 100.0%		135,012,904
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(7,410)
Net Assets – 100%		$135,005,494

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 100.0%
Equity Funds - 43.3%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(35,635)	$-	$(201,368)	$7,503,958
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	-	(14,007)	-	(224,187)	5,029,622
Janus Henderson Asia Equity Fund - Class N Shares*	-	(27,188)	-	(75,868)	1,851,694
Janus Henderson Contrarian Fund - Class N Shares	-	53,905	-	(252,155)	2,962,532
Janus Henderson Emerging Markets Fund - Class N Shares*	-	(223,678)	-	12,852	4,173,232
Janus Henderson Enterprise Fund - Class N Shares	-	1,059	-	(129,119)	3,027,074
Janus Henderson European Focus Fund - Class N Shares	-	5,855	-	(129,562)	2,367,672
Janus Henderson Forty Fund - Class N Shares	-	14,547	-	(136,034)	3,285,804
Janus Henderson Global Equity Income Fund - Class N Shares	72,325	(5,596)	-	(169,501)	3,751,131
Janus Henderson Global Real Estate Fund - Class N Shares	12,841	(15,985)	-	(109,348)	1,825,974
Janus Henderson Global Research Fund - Class N Shares	-	2,571	-	(84,890)	2,326,219
Janus Henderson Global Select Fund - Class N Shares	-	208,994	-	(269,787)	2,740,367
Janus Henderson Growth and Income Fund - Class N Shares	14,367	2,225	-	(229,736)	4,569,489
Janus Henderson Overseas Fund - Class N Shares	-	682,861	-	(973,481)	5,016,589
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(29,398)	-	(130,209)	2,938,996
Janus Henderson Triton Fund - Class N Shares	-	(10,104)	-	(108,406)	2,132,365
Janus Henderson U.S. Dividend Income Fund - Class N Shares	16,773	5,662	-	(106,356)	2,983,056
Total Equity Funds	$116,306	$616,088	$-	$(3,317,155)	$58,485,774
Exchange-Traded Funds (ETFs) - 3.2%
Janus Henderson AAA CLO	54,462	1,827	-	34,191	4,352,941
Fixed Income Funds - 52.5%
Janus Henderson Flexible Bond Fund - Class N Shares	217,100	(177,134)	-	(624,421)	16,341,508
Janus Henderson Global Bond Fund - Class N Shares	286,991	(159,269)	-	(2,569,838)	48,875,227
Janus Henderson High-Yield Fund - Class N Shares	21,063	(4,305)	-	(29,087)	1,594,539
Janus Henderson Multi-Sector Income Fund - Class N Shares	17,814	(151)	-	(28,303)	1,899,546
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	60,215	(63,867)	-	56,249	2,180,991
Total Fixed Income Funds	$603,183	$(404,726)	$-	$(3,195,400)	$70,891,811
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	6,005	-	-	126	1,282,378
Total Affiliated Investments - 100.0%	$779,956	$213,189	$-	$(6,478,238)	$135,012,904

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 100.0%
Equity Funds - 43.3%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	8,294,827	5,057	(558,923)	7,503,958
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	5,555,857	6,291	(294,332)	5,029,622
Janus Henderson Asia Equity Fund - Class N Shares*	2,039,935	21,388	(106,573)	1,851,694
Janus Henderson Contrarian Fund - Class N Shares	3,523,700	2,035	(364,953)	2,962,532
Janus Henderson Emerging Markets Fund - Class N Shares*	5,623,910	2,839	(1,242,691)	4,173,232
Janus Henderson Enterprise Fund - Class N Shares	2,580,433	724,696	(149,995)	3,027,074
Janus Henderson European Focus Fund - Class N Shares	1,515,164	1,076,103	(99,888)	2,367,672
Janus Henderson Forty Fund - Class N Shares	2,649,937	916,944	(159,590)	3,285,804
Janus Henderson Global Equity Income Fund - Class N Shares	2,379,944	1,704,264	(157,980)	3,751,131
Janus Henderson Global Real Estate Fund - Class N Shares	2,178,313	14,107	(241,113)	1,825,974
Janus Henderson Global Research Fund - Class N Shares	1,751,768	764,635	(107,865)	2,326,219
Janus Henderson Global Select Fund - Class N Shares	3,667,946	1,897	(868,683)	2,740,367
Janus Henderson Growth and Income Fund - Class N Shares	2,295,680	2,673,628	(172,308)	4,569,489
Janus Henderson Overseas Fund - Class N Shares	7,214,737	3,469	(1,910,997)	5,016,589
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	3,537,057	1,998	(440,452)	2,938,996
Janus Henderson Triton Fund - Class N Shares	1,907,549	451,973	(108,647)	2,132,365
Janus Henderson U.S. Dividend Income Fund - Class N Shares	3,300,923	18,807	(235,980)	2,983,056
Exchange-Traded Funds (ETFs) - 3.2%
Janus Henderson AAA CLO	3,497,775	1,009,124	(189,976)	4,352,941
Fixed Income Funds - 52.5%
Janus Henderson Flexible Bond Fund - Class N Shares	21,068,546	228,119	(4,153,602)	16,341,508
Janus Henderson Global Bond Fund - Class N Shares	54,378,698	319,718	(3,094,082)	48,875,227
Janus Henderson High-Yield Fund - Class N Shares	1,204,049	497,385	(73,503)	1,594,539
Janus Henderson Multi-Sector Income Fund - Class N Shares	744,737	1,246,970	(63,707)	1,899,546
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	6,602,049	61,804	(4,475,244)	2,180,991
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	213,812	2,639,385	(1,570,945)	1,282,378

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$58,485,774	$-	$-
Exchange-Traded Funds (ETFs)	4,352,941	-	-
Fixed Income Funds	70,891,811	-	-
Money Markets	-	1,282,378	-
Total Assets	$133,730,526	$1,282,378	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70266 11-23